Long-term debt (Tables)	12 Months Ended
Mar. 31, 2017
Schedule of Long-term Debt Instruments

The below table presents the balance of long-term debt as of March 31, 2016 and March 31, 2017 and the related contractual rates and maturity dates:

	Years ended March 31,
	2016				2017
	Maturity / Call dates	Stated interest rates	Total		Maturity / Call dates	Stated interest rates	Total		Total
	(In millions)
Subordinated debt
Lower Tier II
Fixed rate	2017 - 2025	6.00% to 10.70%	Rs.	121,420.0	2018-2027	6.00% to 10.70%	Rs.	121,215.9	US$	1,869.2
Upper Tier II
Fixed rate	2017 - 2021	8.70% to 10.85%		34,159.0	2018-2021	8.70% to 10.85%		27,797.7		428.6
Variable rate	2017	USD LIBOR+1.2%		6,625.5	—	—		—		—
Perpetual debt	2017 - 2018	9.92%		2,000.0	—	—		—		—
Others*

Variable rate—(1)	2017 - 2020	1.08% to 4.30%		63,207.3	2018-2022	2.20% to 3.70%		22,013.6		339.5

Variable rate—(2)	2017 - 2020	9.40% to 11.05%		74,787.4	2018-2021	8.00% to 11.35%		74,677.8		1,151.5
Fixed rate—(1)	2017 - 2026	8.27% to 10.81%		142,750.0	2018-2027	7.07% to 10.35%		444,930.8		6,860.9
Fixed rate—(2)	2017 - 2018	1.20% to 4.30%		77,364.3	2018	1.62% to 4.30%		40,284.9		621.2

Total			Rs.	522,313.5			Rs.	730,920.7	US$	11,270.9

*	Variable rate (1) and fixed rate (2) represent foreign currency debt

Maturities of Long-Term Debt Disclosures

The scheduled maturities of long-term debt are set out below:

	As of March 31, 2017
	(In millions)
Due in the twelve months ending March 31:
2018	Rs.	167,491.4	US$	2,582.8
2019		143,988.3		2,220.3
2020		136,973.9		2,112.2
2021		7,560.0		116.6
2022		12,069.7		186.1
Thereafter		262,837.4		4,052.9

Total	Rs.	730,920.7	US$	11,270.9

Long-term Debt
Schedule of Long-term Debt Instruments

Long-term debt as of March 31, 2016 and March 31, 2017 comprised of the following:

	As of
	March 31, 2016		March 31, 2017		March 31, 2017
	(In millions)
Subordinated debt	Rs.	164,204.5	Rs.	149,020.0	US$	2,297.9
Others		358,109.0		581,969.0		8,974.1
Less: Debt issuance cost		*		(68.3)		(1.1)

Total	Rs.	522,313.5	Rs.	730,920.7	US$	11,270.9

*	The Bank has adopted the provisions of ASU 2015-03- “Interest-Imputation of Interest (subtopic 835-30)”, prospectively. Refer to note 2(w)